Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Research and Development Expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

(€’000)	For the year ended December 31,
	2021	2020	2019
Employee expenses	9 475	8 564	8 362
Travel & Living	85	116	486
Clinical study costs	4 000	5 555	4 713
Preclinical study costs	2 473	1 976	3 711
Process development and scale-up	770	1 056	3 765
Consulting fees	568	372	675
IP filing and maintenance fees	353	230	260
Share-based payments	644	927	813
Depreciation	1 276	1 511	1 444
Rent and utilities	670	800	746
Delivery systems	—	47	53
Others	459	369	168

Total R&D expenses	20 773	21 522	25 196

Summary of General and Administrative Expenses
General and administrative expenses

(€’000)	For the year ended December 31,
	2021	2020	2019
Employee expenses	3 575	3 363	3 542
Share-based payments	1 529	1 855	1 962
Rent	50	87	66
Insurances	1 642	1 182	559
Communication & Marketing	434	454	607
Consulting fees	2 254	1 747	1 532
Travel & Living	31	91	331
Post-employment benefits	(7)	19	(33)
Depreciation	243	320	345
Other	157	197	159

Total General and administration	9 908	9 315	9 070